Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 14, 2021	Aug. 21, 2021	Jul. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transaction expenses						$ 8,492,772
Capital contribution								$ 15,000,000	$ 0	$ 0
Outstanding related party payable				$ 9,560,773		9,560,773		0
Outstanding related party receivable				256,645		256,645		220,000
Outstanding related party payable from reimbursement for marketing expenses				589,852		589,852
Outstanding related party payable from reimbursement for payroll expenses				320,313		320,313
Parent Company [Member]
Related Party Transaction [Line Items]
General and administrative allocations by parent								1,323,915	$ 1,167,432	$ 1,710,595
Master Service Agreement And Shared Service Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction								1,109,345
Minimum [Member]
Related Party Transaction [Line Items]
Proceeds from Contributions from related party			$ 300,000,000
Master Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						8,329,133
Outstanding related party payable				8,500,315		8,500,315
Master Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Service agreement fees and expenses settlement days	45 days
Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						163,649
Outstanding related party payable				150,293		150,293
Shared Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Service agreement fees and expenses settlement days	45 days
Period of service agreement term	15 years
ERJ [Member]
Related Party Transaction [Line Items]
Proceeds from contributed capital		$ 15,000,000
ERJ
Related Party Transaction [Line Items]
Outstanding related party payable				8,775,560		8,775,560		0
Outstanding related party receivable				256,645		256,645		220,000
ERJ | 2022 stock Incentive Plan
Related Party Transaction [Line Items]
Outstanding related party receivable				252,728		252,728
ERJ | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Capital contribution			$ 15,000,000
Allocated corporate costs (income)				169,213	$ 429,467	711,461	$ 757,410
ERJ | Master Service Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement renewal term	1 year
Atech [Member]
Related Party Transaction [Line Items]
Outstanding related party payable				464,900		464,900		0
Outstanding related party receivable				$ 0		$ 0		$ 0
Atech [Member] | Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement term	15 years